Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [Abstract]
Accretion	$ 12,381	$ 8,978
Government grants	(2,857)	(2,128)
Less current portion of asset retirement obligations	11,080	11,820
Non-current portion of asset retirement obligations	732,603	748,563
Asset retirement obligation
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of the year	760,383	667,974
Liabilities incurred	14,845	15,189
Liabilities settled	(6,662)	(7,168)
Liabilities acquired from property acquisitions	249	0
Liabilities divested	(3,161)	(721)
Property swaps	(4,113)	(525)
Accretion	12,381	8,978
Government grants	(2,857)	(2,128)
Change in estimate	(9,686)	(12,771)
Changes in discount rates and inflation rates	(17,381)	92,576
Foreign currency translation	(315)	(1,021)
Balance, end of the year	$ 743,683	$ 760,383